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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Consolidated Investment Group LLC
                 ---------------------------------
   Address:      18 Inverness Place East
                 -------------------------------
                 Englewood, CO 80112
                 -------------------------------

Form 13F File Number: 028-15026
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Merage
         ----------------------------------------------
Title:   Manager, Chief Executive Officer and President
         ----------------------------------------------
Phone:   (303) 789-2664
         ----------------------------------------------

Signature, Place, and Date of Signing:

          /s/ David Merage              Englewood, CO     November 13, 2012
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          41
                                        --------------------

Form 13F Information Table Value Total:        124,555
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------------- --------------- --------- -------- --------------------- ----------- -------- -----------------------
                                                                                                               VOTING AUTHORITY
                                TITLE OF                VALUE   SHRS OR   SH/   PUT/  INVESTMENT   OTHER   -----------------------
       NAME OF ISSUER             CLASS        CUSIP   (x1000)  PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                          COM       013817101    204     23,041  SH             SOLE               23,041     0       0
APPLE INC                          COM       037833100   4,950    7,419   SH             SOLE                7,419     0       0
BANK OF AMERICA CORPORATION        COM       060505104   3,254   368,540  SH             SOLE               368,540    0       0
BLACKSTONE GROUP L P           COM UNIT LTD  09253U108   1,805   126,429  SH             SOLE               126,429    0       0
BOEING CO                          COM       097023105   2,244    32,247  SH             SOLE               32,247     0       0
BROADCOM CORP                      CL A      111320107   4,527   130,968  SH             SOLE               130,968    0       0
CISCO SYS INC                      COM       17275R102   2,148   112,530  SH             SOLE               112,530    0       0
CITIGROUP INC                    COM NEW     172967424    586     17,894  SH             SOLE               17,894     0       0
DIAMOND OFFSHORE DRILLING IN       COM       25271C102    275     4,183   SH             SOLE                4,183     0       0
FEDEX CORP                         COM       31428X106   1,128    13,335  SH             SOLE               13,335     0       0
FORD MTR CO DEL               COM PAR $0.01  345370860   1,093   110,902  SH             SOLE               110,902    0       0
GENERAL ELECTRIC CO                COM       369604103   2,900   127,712  SH             SOLE               127,712    0       0
GOLAR LNG LTD BERMUDA              SHS       G9456A100   2,017    52,275  SH             SOLE               52,275     0       0
GOLAR LNG PARTNERS LP          COM UNIT LP1  Y2745C102   1,054    32,895  SH             SOLE               32,895     0       0
GOLDMAN SACHS GROUP INC            COM       38141G104   1,018    8,960   SH             SOLE                8,960     0       0
GOOGLE INC                         CL A      38259P508   3,816    5,057   SH             SOLE                5,057     0       0
HOME DEPOT INC                     COM       437076102   2,736    45,324  SH             SOLE               45,324     0       0
ISHARES INC                    MSCI BRAZIL   464286400    469     8,672   SH             SOLE                8,672     0       0
ISHARES INC                    MSCI GERMAN   464286806   1,999    88,562  SH             SOLE               88,562     0       0
ISHARES INC                     MSCI JAPAN   464286848   3,377   368,248  SH             SOLE               368,248    0       0
ISHARES TR                    DJ OIL&GAS EXP 464288851   3,299    51,493  SH             SOLE               51,493     0       0
ISHARES TR                   MSCI EAFE INDEX 464287465   20,595  388,593  SH             SOLE               388,593    0       0
ISHARES TR                    MSCI EMERG MKT 464287234    344     8,316   SH             SOLE                8,316     0       0
ISHARES TR                     RUSSELL 1000  464287622   1,565    19,690  SH             SOLE               19,690     0       0
ISHARES TR                     RUSSELL 2000  464287655    744     8,911   SH             SOLE                8,911     0       0
ISHARES TR                     RUSSELL 3000  464287689   8,983   105,874  SH             SOLE               105,874    0       0
ISHARES TR                    RUSSELL MCP GR 464287481   1,124    18,080  SH             SOLE               18,080     0       0
ISHARES TR                    RUSSELL MIDCAP 464287499    879     7,938   SH             SOLE                7,938     0       0
ISHARES TR                      S&P500 GRW   464287309   5,643    72,482  SH             SOLE               72,482     0       0
JPMORGAN CHASE & CO                COM       46625H100    323     7,988   SH             SOLE                7,988     0       0
LOWES COS INC                      COM       548661107    834     27,567  SH             SOLE               27,567     0       0
MGM RESORTS INTERNATIONAL          COM       552953101   1,925   179,073  SH             SOLE               179,073    0       0
NORFOLK SOUTHERN CORP              COM       655844108   2,011    31,600  SH             SOLE               31,600     0       0
NUANCE COMMUNICATIONS INC          COM       67020Y100   3,853   154,778  SH             SOLE               154,778    0       0
OCCIDENTAL PETE CORP DEL           COM       674599105   1,072    12,455  SH             SOLE               12,455     0       0
POWERSHARES QQQ TRUST           UNIT SER 1   73935A104   15,972  232,936  SH             SOLE               232,936    0       0
SEAGATE TECHNOLOGY PLC             SHS       G7945M107   3,731   120,513  SH             SOLE               120,513    0       0
SPDR INDEX SHS FDS            S&P CHINA ETF  78463X400   1,653    25,387  SH             SOLE               25,387     0       0
STARBUCKS CORP                     COM       855244109   3,480    68,632  SH             SOLE               68,632     0       0
TOYOTA MOTOR CORP             SP ADR REP2COM 892331307   2,042    26,021  SH             SOLE               26,021     0       0
UBS AG                           SHS NEW     H89231338   2,883   236,727  SH             SOLE               236,727    0       0